Leases - Summary of Future Aggregate Undiscounted Non-cancellable Lease Payments (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Lease liabilities	$ 288	$ 329
Lease liabilities included in the consolidated statement of financial position
Current	64	83
Non-current	197	223
Within 1 year [Member]
Statement [Line Items]
Lease liabilities	73	92
Between 1 and 2 years [Member]
Statement [Line Items]
Lease liabilities	63	76
Between 2 and 3 years [Member]
Statement [Line Items]
Lease liabilities	46	49
Between 3 and 4 years [Member]
Statement [Line Items]
Lease liabilities	35	39
Between 4 and 5 years [Member]
Statement [Line Items]
Lease liabilities	26	29
Later than 5 years [Member]
Statement [Line Items]
Lease liabilities	$ 45	$ 44